REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2014
Regulated Operations [Abstract]
Regulatory Assets and Liabilities

The following table summarizes regulatory assets and liabilities:

	December 31, 2014	December 31, 2013
	Millions of Dollars
Regulatory Assets-Current
Property Tax Deferrals(1)	$21	$20
PPFAC(2)	19	4
Derivative Instruments (Note 10)	15	1
LFCR and DSM(2)	8	3
San Juan Mine Fire Cost Deferral(2)	2	10
Other Current Regulatory Assets(3)	4	5

Total Regulatory Assets—Current	69	43

Regulatory Assets—Noncurrent
Pension and Other Retiree Benefits (Note 8)	126	75
Income Taxes Recoverable Through Future Rates(4)	31	22
PPFAC - Final Mine Reclamation and Retiree Health Care Costs(5)	29	25
Springerville Lease Purchase Commitment Deferrals(6)	16	2
Unamortized Loss on Reacquired Debt(7)	6	7
LFCR(2)	$4	$—
Tucson to Nogales Transmission Line(8)	4	5
Other Regulatory Assets(3)	7	5

Total Regulatory Assets—Noncurrent	223	141

Regulatory Liabilities—Current
RES(2)	(28)	(22)
DSM(2)	(6)	—
Fortis Merger Customer Credits(9)	(5)	—
Other Current Regulatory Liabilities	—	(2)

Total Regulatory Liabilities—Current	(39)	(24)

Regulatory Liabilities—Noncurrent
Net Cost of Removal for Interim Retirements(10)	(265)	(254)
Deferred Investment Tax Credits(11)	(25)	(4)
Income Taxes Payable through Future Rates(4)	(20)	(5)
Fortis Merger Customer Credits(9)	(11)	—

Total Regulatory Liabilities—Noncurrent	(321)	(263)

Total Net Regulatory Assets (Liabilities)	$(68)	$(103)

Regulatory assets are either being collected in Retail Rates or are expected to be collected through Retail Rates in a future period. With the exception of interest earned on under-recovered PPFAC costs, we do not earn a return on regulatory assets. Regulatory liabilities represent items that we either expect to pay to customers through billing reductions in future periods or plan to use for the purpose for which they were collected from customers.

(1)	Property Taxes are recovered over approximately a six months period as costs are paid, rather than as costs are accrued.
(2)	See Cost Recovery Mechanisms discussed above.
(3)	Other regulatory assets include self-insured medical costs and short-term disability costs recovered on a pay-as-you-go or cash basis; San Juan Coal Contract Amendment costs (recovery through 2017); rate case costs (recovery over three years); and environmental compliance costs (recovery over one year).
(4)	Income Taxes Recoverable through Future Revenues are amortized over the life of the assets. See Note 1 of Notes to Consolidated Financial Statements.
(5)	Final Mine Reclamation and Retiree Health Care Costs stem from TEP’s jointly-owned facilities at the San Juan Generating Station, the Four Corners Generating Station, and the Navajo Generating Station. TEP is required to recognize the present value of its liability associated with final mine reclamation and retiree health care obligations over the life of the coal supply agreements. TEP recorded a regulatory asset because TEP is permitted to fully recover these costs through the PPFAC when the costs are invoiced by the miners. TEP expects to recover these costs over the remaining life of the mines, which is estimated to be between 14 and 20 years.
(6)	TEP deferred the increase in lease interest expense relating to the purchase commitments for Springerville Unit 1 and the Springerville Coal Handling Facilities to a regulatory asset because TEP believes the full purchase price is recoverable in rate base. See Note 5 of Notes to Consolidated Financial Statements.
(7)	In accordance with FERC guidelines, when TEP refinances its long-term debt, TEP defers and amortizes losses on reacquired debt over the life of the debt agreement.
(8)	TEP will request recovery from FERC for the costs incurred to develop a high-voltage transmission line from Tucson to Nogales; the project is not going forward. See Note 6 of Notes to Consolidated Financial Statements
(9)	Fortis Merger Customer Credits represent credits to be applied to customers’ bills according to the Merger Agreement. These credits will be applied to customer bills each year, October through March for a period of five years. See Note 1 of Notes to Consolidated Financial Statements.
(10)	Net Cost of Removal for Interim Retirements represents amounts recovered through depreciation rates associated with asset retirement costs expected to be incurred in the future.
(11)	The Deferred Investment Tax Credit relates to federal energy credits generated in 2012 and is amortized over the tax life of the underlying asset.